Palo Alto Lease - Additional Information (Detail) $ in Thousands	3 Months Ended		12 Months Ended
	May. 03, 2014 USD ($)	Oct. 27, 2012 USD ($)	May. 02, 2015 USD ($)	May. 03, 2014 USD ($)	Apr. 27, 2013 USD ($)	Aug. 02, 2014 ft²	Jun. 05, 2014 ft²
Leases [Line Items]
Asset impairment charge		$ 1,973	$ 373	$ 32,390	$ 4,168
Employee Relocation
Leases [Line Items]
Area of land | ft²						88,000
Asset impairment charge	$ 28,440
Assets relocation , fair value	10,624			$ 10,624
Leasehold Improvements | Employee Relocation
Leases [Line Items]
Asset impairment charge	23,928
Property, Plant and Equipment | Employee Relocation
Leases [Line Items]
Asset impairment charge	2,750
Asset under Construction | Employee Relocation
Leases [Line Items]
Asset impairment charge	$ 1,762
Palo Alto Lease Agreement
Leases [Line Items]
Area of land | ft²							208,000